SCHEDULE OF AMOUNT RECOGNIZED IN STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories recognized as an expense in cost of sales	$ 27,316	$ 12,947	$ 22,115